WARRANT LIABILITY (Tables)	12 Months Ended
Mar. 31, 2022
Warrant Liability
Schedule of warrant liability

	PBI
	Exercise Price	Warrants	Amount
			In 000’$
Warrants outstanding, April 1, 2021	$6.64	49,701	$1,120
Exercise of warrants as of March 31, 2022	$6.64	(15,813)	(235)
Fair value adjustment as of March 31, 2022 (1) (2)	–	–	(852)
Warrants outstanding, March 31, 2022	$6.64	33,888	$33